UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		July 30, 2001

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE
Name of Issuer       Title ofCusip     Fair Market Shares oInvestment DiscretiManagersVoting Authority
                     Class   Number    Value       PrincipaSole  Shared  Shared       Sole SharedNone
                                                   Amount                Other

Abbott Labs          Common  002824100   4,383,120    91315   500   90815None   None      0 None   91315
Agilent Technologies Common  00846U101     477,133    14681  1638   13043None   None    762 None   13919
Allstate Corp.       Common  020002101   1,524,605    34658     0   34658None   None      0 None   34658
American Home        Common  026609107   2,796,500    47600     0   47600None   None      0 None   47600
Applera Celera GenomiCommon  038020202     674,220    17000     0   17000None   None      0 None   17000
Automatic Data ProcesCommon  053015103   1,270,332    25560     0   25560None   None      0 None   25560
BP Amoco p.l.c.      ADS     055622104  16,517,449   331343  6874  324469None   None   3174 None  328169
Berkshire Hathaway InClass A 084670108     138,800        2     0       2None   None      0 None       2
Berkshire Hathaway InClass B 084670207  11,470,100     4987   233    4754None   None     70 None    4917
Buckeye Cellulose CorCommon  11815H104     720,000    50000     0   50000None   None      0 None   50000
Coca Cola Co.        Common  191216100   4,731,750   105150  3600  101550None   None      0 None  105150
Colgate-Palmolive Co.Common  194162103   5,521,464    93600   800   92800None   None      0 None   93600
Dell Computer        Common  247025109   5,952,525   227630 20700  206930None   None   5000 None  222630
Disney, (Walt) Co.   Common  254687106   9,535,491   330062  8500  321562None   None   2400 None  327662
Enron Corp           Common  293561106     392,800     8000     0    8000None   None      0 None    8000
Exxon Corp.          Common  302290101  18,317,295   209700  5600  204100None   None   2400 None  207300
General Electric Co. Common  369604103  32,145,960   656040  4800  651240None   None      0 None  656040
Gilead Sciences Inc. Common  375558103     360,778     6200     0    6200None   None      0 None    6200
Grainger,  W.W. Inc. Common  384802104   1,234,800    30000     0   30000None   None      0 None   30000
Hewlett Packard Co.  Common  428236103   7,070,492   247220 10100  237120None   None   4000 None  243220
Intel Corp.          Common  458140100  21,477,749   734282 23200  711082None   None   8000 None  726282
International BusinesCommon  459200101   1,951,292    17192  2400   14792None   None   2000 None   15192
JLG Industries Inc.  Common  466210101   2,322,726   188075 14400  173675None   None   4500 None  183575
Johnson & Johnson    Common  478160104  31,654,656   633600 14200  619400None   None   6000 None  627600
Leggett & Platt Inc. Common  524660107  10,547,523   478780 25800  452980None   None   7400 None  471380
Lowes Companies, Inc.Common  548661107     752,706    10375     0   10375None   None      0 None   10375
Merck & Co. Inc.     Common  589331107  30,416,239   475923 10170  465753None   None   3000 None  472923
Microsoft Corp.      Common  594918104  20,461,900   280300  2900  277400None   None      0 None  280300
Herman Miller Inc.   Common  600544100   7,756,100   320500 13900  306600None   None   4500 None  316000
Molex Inc.           Common  608554101   8,189,807   224194  1757  222437None   None   1757 None  222437
Molex Inc. Class A   Class A 608554200   9,482,820   318002 19351  298651None   None   4882 None  313120
Morgan, (J. P.) & Co.Common  616880100     345,532     7770     0    7770None   None      0 None    7770
Motorola, Inc        Common  620076109   5,650,338   341204 17300  323904None   None   5400 None  335804
Napro BiotherapeuticsCommon  630795102     357,000    35000     0   35000None   None      0 None   35000
Newell Co.           Common  651192106     655,110    26100     0   26100None   None      0 None   26100
Northern Trust Corp. Common  665859104  11,955,000   191280 10400  180880None   None   4200 None  187080
Old Second Bancorp   Common  680277100   1,746,096    52800     0   52800None   None      0 None   52800
Pepsico, Inc         Common  713448108  13,100,880   296400  8800  287600None   None   3000 None  293400
Qualcomm, Inc.       Common  747525103  12,035,184   205800  2500  203300None   None      0 None  205800
SBC Communications   Common  78387G103   2,602,097    64955  1579   63376None   None   1579 None   63376
Schering- Plough, IncCommon  806605101  17,546,901   484186  6900  477286None   None   3000 None  481186
Schlumberger, Ltd.   Common  806857108   7,076,160   134400   700  133700None   None      0 None  134400
State Street Corp.   Common  857119101  27,305,613   551740 17000  534740None   None   5200 None  546540
Strattec Security CorCommon  863111100     520,800    15000     0   15000None   None      0 None   15000
Sysco Corp.          Common  871829107  12,342,390   454600 23100  431500None   None   7000 None  447600
Tellabs Inc          Common  879664100   2,168,036   112450 11500  100950None   None   3500 None  108950
Tetra Tech Inc.      Common  88162G103     388,960    14300     0   14300None   None      0 None   14300
Thermo Electron Corp.Common  883556102   5,270,861   239367  8362  231005None   None   3375 None  235992
Toll Brothers        Common  889478103     609,305    15500     0   15500None   None      0 None   15500
Transocean Sedco ForeCommon  893817106     471,488    11430   135   11295None   None      0 None   11430
Tricon Global Rest.  Common  895953107     232,231     5290  1880    3410None   None    300 None    4990
Tyco International LtCommon  902124106   1,471,770    27000     0   27000None   None      0 None   27000
Walgreen Co.         Common  931422109  23,536,869   683020 23400  659620None   None   6600 None  676420

COLUMN TOTALS                          417,637,752
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